Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption and Net Income (loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Interest income earned on the Trust Account	$ 3,346	$ 6,395
Net loss	$ (1,399,040)	$ (311,513)
Class A common stock
Significant Accounting Policies [Line Items]
Number of class A shares excluded in the calculation of diluted income per share		12,704,007
Weighted average shares outstanding, basic and diluted	13,570,000	13,570,000
Class B common stock
Significant Accounting Policies [Line Items]
Weighted average shares outstanding, basic and diluted	3,863,900	3,708,573
Income attributable to Class A redeemable common stock used in calculation of net loss per common share, basic and diluted	$ 3,346	$ 6,000